UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08419

Forward Funds, Inc.

(Exact name of registrant as specified in charter)

433 California Street, 11th Floor

San Francisco, CA 94104

(Address of principal executive offices) (Zip code)

J. Alan Reid, Jr.

Forward Funds, Inc.

433 California Street, 11th Floor

San Francisco, CA 94104

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-999-6809

Date of fiscal year end: December 31

Date of reporting period: March 31, 2005

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

Forward Hoover Small Cap Equity Fund

Portfolio of Investments

March 31, 2005 (Unaudited)

		Value (Note 1)
COMMON STOCKS - 98.20%
Shares
	Auto & Transportation - 2.65%
61,900	Aftermarket Technology Corp.*	$1,021,350
38,100	Aviall, Inc.*	1,066,800
57,900	Old Dominion Freight Line, Inc.*	1,803,585
70,000	TBC Corp.*	1,950,200

		5,841,935

	Consumer Discretionary - 24.69%
77,000	American Eagle Outfitters, Inc.	2,275,350
48,500	America’s Car-Mart, Inc.*	1,700,410
76,800	Blue Nile, Inc.*	2,123,520
50,100	Central Garden & Pet Co.*	2,197,386
110,000	Domino’s Pizza, Inc.	2,055,900
83,700	Elizabeth Arden, Inc.*	1,987,038
89,400	Great Wolf Resorts, Inc.*	2,230,530
72,900	Hibbett Sporting Goods, Inc.*	2,189,916
220,800	Imax Corp.*	2,040,192
164,800	Interline Brands, Inc.*	3,149,328
35,300	Jo-Ann Stores, Inc.*	991,577
39,400	Laureate Education, Inc.*	1,685,926
61,900	MarineMax, Inc.*	1,930,042
50,700	Men’s Wearhouse, Inc.*	2,140,047
98,100	Nautilus Group, Inc.	2,330,856
36,700	P.F. Chang’s China Bistro, Inc.*	2,194,660
29,300	Panera Bread Co., Class A*	1,656,329
61,000	Quiksilver, Inc.*	1,770,830
53,100	Rare Hospitality International, Inc.*	1,639,728
55,600	Red Robin Gourmet Burgers, Inc.*	2,830,596
79,700	Scientific Games Corp., Class A*	1,821,145
100,700	Stein Mart, Inc.*	2,265,750
115,000	The Sports Authority, Inc.*	3,162,500
90,500	The Warnaco Group, Inc.*	2,175,620
51,900	United Natural Foods, Inc.*	1,485,897
93,600	Vail Resorts, Inc.*	2,363,400

		54,394,473

	Energy - 9.67%
34,200	Carbo Ceramics, Inc.	2,399,130
91,200	Energy Partners, Ltd.*	2,368,464
61,000	FMC Technologies, Inc.*	2,023,980
62,700	Patterson-UTI Energy, Inc.	1,568,754
48,400	Peabody Energy Corp.	2,243,824
31,800	Penn Virginia Corp.	1,459,620
32,200	Quicksilver Resources, Inc.*	1,569,106
52,200	St. Mary Land & Exploration Co.	2,612,610
124,100	Superior Energy Services, Inc.*	2,134,520
49,250	TETRA Technologies, Inc.*	1,400,670
59,300	Todco, Class A*	1,532,312

		21,312,990

	Financial Services - 13.83%
124,100	Advent Software, Inc.*	2,256,138
34,500	Affiliated Managers Group, Inc.*	2,140,035
126,700	Apollo Investment Corp.	2,126,026
104,300	Cohen & Steers, Inc.	1,720,950
120,400	Digital Insight Corp.*	1,974,560
114,600	Education Realty Trust, Inc.	1,905,798
79,600	eFunds Corp.*	1,776,672
30,200	Gabelli Asset Management, Inc., Class A	1,348,430
75,700	GFI Group, Inc.*	2,031,031
19,500	Hanmi Financial Corp.	322,725
57,400	HCC Insurance Holdings, Inc.	2,075,584
107,800	Investment Technology Group, Inc.*	1,886,500
75,100	Jackson Hewitt Tax Service, Inc.	1,571,092
93,000	Ohio Casualty Corp.*	2,137,140
86,000	PXRE Group, Ltd.	2,205,900
38,300	Silicon Valley Bancshares*	1,687,498
86,000	Urstadt Biddle Properties, Class A	1,311,500

		30,477,579

See accompanying notes to schedule of portfolio investments

Forward Hoover Small Cap Equity Fund

Portfolio of Investments

March 31, 2005 (Unaudited)

		Value (Note 1)
COMMON STOCKS (continued)
Shares
	Health Care - 10.29%
64,100	Amedisys, Inc.*	$1,939,025
67,200	Immucor, Inc.*	2,028,768
95,800	Kindred Healthcare, Inc.*	3,362,580
58,100	LabOne, Inc.*	2,003,288
71,200	LifePoint Hospitals, Inc.*	3,121,408
42,600	Molina Healthcare, Inc.*	1,963,434
110,900	Radiation Therapy Services, Inc.*	2,104,882
102,300	Symmetry Medical, Inc.*	1,945,746
50,800	United Surgical Partners International, Inc.*	2,325,116
79,100	West Pharmaceutical Services, Inc.	1,890,490

		22,684,737

	Materials & Processing - 10.35%
72,600	Comstock Homebuilding Cos., Inc.*	1,545,654
57,800	Delta and Pine Land Co.	1,560,600
50,500	Lone Star Technologies, Inc.*	1,991,215
77,900	Mobile Mini, Inc.*	3,147,939
117,100	Prestige Brands Holdings, Inc.*	2,066,815
54,400	Schnitzer Steel Industries, Inc., Class A	1,834,912
24,300	Steel Dynamics, Inc.	837,135
80,300	Titan International, Inc.	1,153,911
102,800	Trammell Crow Co.*	2,114,596
61,600	URS Corp.*	1,771,000
56,900	Washington Group International, Inc.*	2,559,931
153,800	Wellman, Inc.	2,223,948

		22,807,656

	Other - 1.23%
63,800	Walter Industries, Inc.	2,714,690

	Producer Durables - 10.48%
50,500	AMETEK, Inc.	2,032,625
54,400	Briggs & Stratton Corp.	1,980,704
36,200	Bucyrus International, Inc., Class A	1,413,972
54,600	Electro Scientific Industries, Inc.*	1,058,694
13,500	Esco Technologies, Inc.*	1,084,725
45,900	Headwaters, Inc.*	1,506,438
45,800	IDEX Corp.	1,848,030
51,500	Innovative Solutions and Support, Inc.*	1,635,125
78,600	Itron, Inc.*	2,329,704
27,400	Roper Industries, Inc.	1,794,700
28,600	Standard Pacific Corp.	2,064,634
152,400	Steelcase, Inc., Class A	2,103,120
69,200	Thomas & Betts Corp.*	2,235,160

		23,087,631

	Technology - 13.08%
149,400	Cypress Semiconductor Corp.*	1,882,440
89,000	Dolby Laboratories, Inc., Class A*	2,091,500
60,000	Emulex Corp.*	1,130,400
59,600	FLIR Systems, Inc.*	1,805,880
142,300	Foundry Networks, Inc.*	1,408,770
84,900	Integrated Device Technology, Inc.*	1,021,347
59,000	Macromedia, Inc.*	1,976,500
159,400	MEMC Electronic Materials, Inc.*	2,143,930
81,200	MICROS Systems, Inc.*	2,980,852
62,100	PerkinElmer, Inc.	1,281,123
52,300	SafeNet, Inc.*	1,532,913
36,100	SRA International, Inc., Class A*	2,175,025
123,400	Titan Corp.*	2,240,944
67,200	Trimble Navigation, Ltd.*	2,272,032
76,100	Varian, Inc.*	2,883,429

		28,827,085

	Utilities - 1.93%
75,500	Southern Union Co.*	1,895,805
41,400	Southwestern Energy Co.*	2,349,864

		4,245,669

	Total Common Stocks (Cost $188,486,996)	216,394,445

Total Investments - 98.20% (Cost $188,486,996)		216,394,445

Net Other Assets and Liabilities - 1.80%		3,966,294

Net Assets - 100.00%		$220,360,739

Gross unrealized appreciation		$30,977,836
Gross unrealized depreciation		(3,070,387)

Net unrealized appreciation		$27,907,449

*	Non-income producing security.

See accompanying notes to schedule of portfolio investments

Forward Hoover Mini-Cap Fund

Portfolio of Investments

March 31, 2005 (Unaudited)

		Value (Note 1)
COMMON STOCKS - 91.64%
Shares
	Auto & Transportation - 4.82%
5,800	Aviall, Inc.*	$162,400
15,000	Commercial Vehicle Group, Inc.*	300,000
4,600	Forward Air Corp.*	195,868
9,400	Old Dominion Freight Line, Inc.*	292,810
24,200	RailAmerica, Inc.*	302,016
11,500	TBC Corp.*	320,390

		1,573,484

	Consumer Discretionary - 22.80%
7,400	America’s Car-Mart, Inc.*	259,444
11,400	Blue Nile, Inc.*	315,210
8,400	Deckers Outdoor Corp.*	300,216
13,400	Elizabeth Arden, Inc.*	318,116
13,800	Great Wolf Resorts, Inc.*	344,310
11,775	Hibbett Sporting Goods, Inc.*	353,721
19,400	Hot Topic, Inc.*	423,890
31,600	Huttig Building Products, Inc.*	345,388
32,800	Imax Corp.*	303,072
17,800	Interline Brands, Inc.*	340,158
7,700	Jo-Ann Stores, Inc.*	216,293
24,000	Labor Ready, Inc.*	447,600
15,400	MarineMax, Inc.*	480,172
14,500	Nautilus Group, Inc.	344,520
4,400	Panera Bread Co., Class A*	248,732
10,400	Rare Hospitality International, Inc.*	321,152
8,300	Red Robin Gourmet Burgers, Inc.*	422,553
17,000	Stein Mart, Inc.*	382,500
12,400	The Sports Authority, Inc.*	341,000
18,000	The Steak n Shake Co.*	348,300
6,400	Universal Technical Institute, Inc.*	235,520
14,000	Vail Resorts, Inc.*	353,500

		7,445,367

	Consumer Staples - 1.10%
10,500	Longs Drug Stores Corp.	359,310

	Energy - 10.93%
5,100	Carbo Ceramics, Inc.	357,765
31,900	Carrizo Oil & Gas, Inc.*	541,981
13,800	Energy Partners, Ltd.*	358,386
4,700	Penn Virginia Corp.	215,730
75,400	PetroQuest Energy, Inc.*	500,656
34,400	Pioneer Drilling Co.*	473,688
6,500	St. Mary Land & Exploration Co.	325,325
20,800	Superior Energy Services, Inc.*	357,760
7,350	TETRA Technologies, Inc.*	209,034
8,800	Todco, Class A*	227,392

		3,567,717

	Financial Services - 14.53%
18,800	Advent Software, Inc.*	341,784
19,900	Apollo Investment Corp.	333,922
6,000	Capital Corp of the West	278,880
25,200	Cohen & Steers, Inc.	415,800
19,800	Digital Insight Corp.*	324,720
18,400	Education Realty Trust, Inc.	305,992
11,900	GFI Group, Inc.*	319,277
3,200	Hanmi Financial Corp.	52,960
16,900	Investment Technology Group, Inc.*	295,750
18,300	Jackson Hewitt Tax Service, Inc.	382,836
19,800	National Interstate Corp.*	332,640
13,000	PXRE Group, Ltd.	333,450
13,800	Texas Capital Bancshares, Inc.*	289,800
9,100	Vineyard National Bancorp Co.	249,249
39,600	WebSideStory, Inc.*	485,100

		4,742,160

See accompanying notes to schedule of portfolio investments

Forward Hoover Mini-Cap Fund

Portfolio of Investments

March 31, 2005 (Unaudited)

		Value (Note 1)
COMMON STOCKS (continued)
Shares
	Health Care - 7.60%
10,300	Amedisys, Inc.*	$311,575
21,050	Healthcare Services Group, Inc.	510,463
9,800	Kindred Healthcare, Inc.*	343,980
10,300	LabOne, Inc.*	355,144
16,500	Radiation Therapy Services, Inc.*	313,170
18,100	Symmetry Medical, Inc.*	344,262
12,700	West Pharmaceutical Services, Inc.	303,530

		2,482,124

	Materials & Processing - 14.80%
31,800	American Reprographics Co.*	456,330
12,100	Comstock Homebuilding Cos., Inc.*	257,609
8,600	Delta and Pine Land Co.	232,200
7,800	Lone Star Technologies, Inc.*	307,554
41,500	LSI Industries, Inc.	466,045
18,300	Material Sciences Corp.*	246,135
10,000	Mobile Mini, Inc.*	404,100
25,900	NN, Inc.	319,088
18,200	Prestige Brands Holdings, Inc.*	321,230
11,500	Schnitzer Steel Industries, Inc., Class A	387,895
28,800	Titan International, Inc.	413,856
19,000	Trammell Crow Co.*	390,830
9,900	URS Corp.*	284,625
23,900	Wellman, Inc.	345,594

		4,833,091

	Other - 0.96%
7,400	Walter Industries, Inc.	314,870

	Producer Durables - 10.04%
11,200	Badger Meter, Inc.	296,800
5,400	Bucyrus International, Inc., Class A	210,924
11,500	Electro Scientific Industries, Inc.*	222,985
2,000	Esco Technologies, Inc.*	160,700
7,000	Headwaters, Inc.*	229,740
13,300	Innovative Solutions and Support, Inc.*	422,275
12,000	Itron, Inc.*	355,680
10,500	Levitt Corp., Class A	269,220
10,300	Regal-Beloit Corp.	296,537
32,700	Sonic Solutions*	492,135
21,300	X-Rite, Inc.	320,352

		3,277,348

	Technology - 2.47%
9,300	Emulex Corp.*	175,212
16,900	Integrated Device Technology, Inc.*	203,307
11,300	Varian, Inc.*	428,157

		806,676

	Utilities - 1.59%
15,600	Consolidated Water Co., Ltd.	519,480

	Total Common Stocks (Cost $27,694,386)	29,921,627

Total Investments - 91.64% (Cost $27,694,386)		29,921,627

Net Other Assets and Liabilities - 8.36%		2,729,199

Net Assets - 100.00%		$32,650,826

Gross unrealized appreciation		$2,796,769
Gross unrealized depreciation		(569,528)

Net unrealized appreciation		$2,227,241

*	Non-income producing security.

See accompanying notes to schedule of portfolio investments

Forward Uniplan Real Estate Investment Fund

Portfolio of Investments

March 31, 2005 (Unaudited)

		Value (Note 1)
COMMON AND PREFERRED STOCKS - 99.66%
Shares
	Health Care - 3.46%
15,000	LTC Properties, Inc., Series E, 8.500%	$ 532,500
50,500	OMEGA Healthcare Investors, Inc.	554,490
20,200	Ventas, Inc.	504,192

		1,591,182

	Hotels - 6.07%
31,000	Great Wolf Resorts, Inc.*	773,450
73,225	Interstate Hotels & Resorts, Inc.*	352,945
275,000	Jameson Inns, Inc.*	404,250
21,000	Starwood Hotels & Resorts Worldwide, Inc.	1,260,630

		2,791,275

	Industrial - 11.99%
44,950	AMB Property Corp.	1,699,110
39,400	Duke Realty Corp.	1,176,090
33,000	EastGroup Properties, Inc.	1,244,100
10,400	Florida East Coast Industries, Inc.	441,792
24,250	Liberty Property Trust	946,962

		5,508,054

	Office - 22.00%
19,250	Alexandria Real Estate Equities, Inc.	1,239,315
60,000	BioMed Realty Trust, Inc.	1,236,000
18,000	Boston Properties, Inc.	1,084,140
21,750	Brandywine Realty Trust	617,700
19,200	CarrAmerica Realty Corp.	605,760
20,000	Kilroy Realty Corp.	818,200
40,400	Lexington Corporate Properties Trust	886,376
12,150	Mack-Cali Realty Corp.	514,553
50,000	Maguire Properties, Inc.	1,194,000
23,250	SL Green Realty Corp.	1,307,115
32,000	Trizec Properties, Inc.	608,000

		10,111,159

	Residential - 12.84%
30,000	American Campus Communities, Inc.	630,000
28,000	Archstone-Smith Trust	955,080
23,230	Avalonbay Communities, Inc.	1,553,855
35,000	Boardwalk Real Estate Investment Trust	535,190
28,000	Equity Residential	901,880
34,200	Home Properties, Inc.	1,326,960

		5,902,965

See accompanying notes to schedule of portfolio investments

		Value (Note 1)
COMMON AND PREFERRED STOCKS (continued)
Shares
	Retail - 30.92%
17,175	CBL & Associates Properties, Inc.	$1,228,184
32,300	Cedar Shopping Centers, Inc.	459,952
28,300	Developers Diversified Realty Corp.	1,124,925
33,900	General Growth Properties, Inc.	1,155,990
26,750	Kimco Realty Corp.	1,441,825
27,300	Mills Corp.	1,444,170
39,400	Realty Income Corp.	901,472
23,250	Regency Centers Corp.	1,107,397
40,308	Simon Property Group, Inc.	2,441,859
8,490	Simon Property Group, L.P., 6.000%	470,601
17,700	Vornado Realty Trust	1,226,079
35,000	Weingarten Realty Investors	1,207,850

		14,210,304

	Specialty - 12.38%
40,000	Digital Realty Trust, Inc.	574,800
15,000	Global Signal, Inc.	449,400
42,400	iStar Financial, Inc.	1,746,032
25,250	Plum Creek Timber Co., Inc.	901,425
23,200	Rayonier, Inc.	1,149,096
50,000	U-Store-It Trust	870,000

		5,690,753

	Total Common and Preferred Stocks (Cost $34,617,404)	45,805,692

Total Investments - 99.66% (Cost $34,617,404)		45,805,692

Net Other Assets and Liabilities - 0.34%		156,981

Net Assets - 100.00%		$45,962,673

Gross unrealized appreciation		$11,369,576
Gross unrealized depreciation		(181,288)

Net unrealized appreciation		$11,188,288

REIT	Real Estate Investment Trust
*	Non-income producing security.

See accompanying notes to schedule of portfolio investments

Forward Hansberger International Growth Fund

Portfolio of Investments

March 31, 2005 (Unaudited)

		Value (Note 1)
COMMON AND PREFERRED STOCKS - 97.36%
Shares
	Australia - 1.30%
16,900	Woodside Petroleum, Ltd.	$ 317,674

	Canada - 3.67%
10,300	Manulife Financial Corp.	493,576
10,000	Suncor Energy, Inc.	402,100

		895,676

	China - 1.05%
8,500	Shanda Interactive Entertainment, Ltd., ADS*	256,700

	Denmark - 2.00%
33,600	Vestas Wind Systems A/S*	486,515

	Finland - 2.20%
16,500	Nokia Oyj, ADR	254,595
20,100	Stora Enso Oyj	282,911

		537,506

	France - 14.83%
16,100	Axa, ADR	429,548
10,600	Bouygues SA	421,278
3,700	Essilor International SA	268,084
4,600	L’Oreal SA	369,164
3,300	Sanofi-Aventis	278,989
5,100	Societe Generale	531,250
14,700	STMicroelectronics NV, NY Shares	244,902
15,800	Thomson	427,116
5,500	Total SA, ADR	644,765

		3,615,096

	Germany - 4.85%
2,900	Allianz AG	369,171
443	Porsche AG, Preference No Par	322,416
6,100	SAP AG, ADR	244,488
3,100	Siemens AG	245,965

		1,182,040

	Hong Kong - 5.30%
16,600	China Mobile (Hong Kong), Ltd., ADR	272,406
71,390	Esprit Holdings, Ltd.	487,415
29,000	Hutchison Whampoa, Ltd.	246,335
196,347	Shangri-La Asia, Ltd.	286,993

		1,293,149

	India - 2.10%
6,200	HDFC Bank, Ltd., ADR	260,586
3,400	Infosys Technologies, Ltd., ADR	250,682

		511,268

	Israel - 1.12%
8,800	Teva Pharmaceutical Industries, Ltd., ADR	272,800

	Italy - 2.24%
92,700	UniCredito Italiano SpA	545,762

	Japan - 18.76%
4,800	Canon, Inc.	258,040
19,500	Denso Corp.	486,771
3,800	Fanuc, Ltd.	238,388
11,100	Fujisawa Pharmaceutical Co., Ltd.	267,434
2,200	Funai Electric Co., Ltd.	271,915
1,200	Keyence Corp.	278,684
3,400	Nidec Corp.	424,364
6,800	Nitto Denko Corp.	357,292
2,000	Orix Corp.	255,609
9,100	Seven-Eleven Japan Co., Ltd.	267,147
28,000	Sharp Corp.	424,607
3,500	SMC Corp.	396,924
57	Sumitomo Mitsui Financial Group, Inc.	386,892
7,000	Toyota Motor Corp.	261,126

		4,575,193

	Singapore - 1.26%
34,000	DBS Group Holdings, Ltd.	307,161

See accompanying notes to schedule of portfolio investments

Forward Hansberger International Growth Fund

Portfolio of Investments

March 31, 2005 (Unaudited)

		Value (Note 1)
COMMON STOCKS (continued)
Shares
	South Korea - 2.70%
5,900	Kookmin Bank, ADR*	$ 263,435
800	Samsung Electronics Co., Ltd.	395,470

		658,905

	Spain - 3.73%
26,900	Banco Bilbao Vizcaya Argentaria SA	439,104
26,936	Telefonica SA	470,498

		909,602

	Switzerland - 8.93%
940	Nestle SA	258,088
1,400	Nobel Biocare Holding AG	295,704
10,200	Novartis AG	477,523
2,520	Roche Holding AG	271,050
411	Sika AG	307,586
6,700	UBS AG	567,749

		2,177,700

	Taiwan - 1.01%
29,028	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	246,157

	United Kingdom - 20.31%
35,124	Barclays Plc	359,065
20,458	BHP Billition Plc	274,856
6,200	BP Plc, ADR	386,880
53,100	British Sky Broadcasting Group Plc	582,463
25,534	Exel Plc	409,154
22,400	HBOS Plc	349,200
12,537	Reckitt Benckiser Plc	398,466
15,041	Royal Bank of Scotland Group Plc	478,620
28,900	Smith & Nephew Plc	271,683
30,600	Smiths Group Plc	492,355
81,724	Tesco Plc	488,759
17,400	Vodafone Group Plc, ADR	462,144

		4,953,645

	Total Common and Preferred Stocks (Cost $18,395,779)	23,742,549

Total Investments - 97.36% (Cost $18,395,779)		23,742,549

Net Other Assets and Liabilities - 2.64%		643,659

Net Assets - 100.00%		$24,386,208

Gross unrealized appreciation		$5,715,668
Gross unrealized depreciation		(368,898)

Net unrealized appreciation		$5,346,770

*	Non-income producing security.

OTHER INFORMATION:

Industry Concentration as a Percentage of Net Assets (Unaudited):

% of Net Assets
Banks	16.08%
Consumer Discretionary	14.56%
Information Technology	11.70%
Health Care	11.49%
Industrials	10.32%
Financial Services	8.68%
Energy	7.18%
Telecommunication Services	6.67%
Consumer Staples	5.67%
Materials	5.01%
Net Other Assets and Liabilities	2.64%

TOTAL NET ASSETS	100.00%

See accompanying notes to schedule of portfolio investments

Forward International Small Companies Fund

Portfolio of Investments

March 31, 2005 (Unaudited)

		Value (Note 1)
COMMON AND PREFERRED STOCKS - 97.37%
Shares
	Australia - 7.40%
220,000	A.B.C. Learning Centres, Ltd.	$ 947,908
270,000	DCA Group, Ltd.	701,765
167,000	Excel Coal, Ltd.	968,871
250,000	Healthscope, Ltd.	874,112
400,000	Lion Selection Group, Ltd.	606,463
130,000	Origin Energy, Ltd.	717,003
16,666	Origin Energy, Ltd. - New Shares*	91,533
135,000	Sigma Co., Ltd.	910,623
450,000	Timbercorp, Ltd.	751,891
130,000	Transfield Services, Ltd.	696,891
500,000	Unwired Group, Ltd.*	224,330

		7,491,390

	Austria - 5.00%
9,070	Andritz AG	812,650
13,340	EVN AG	932,746
12,400	Palfinger AG	707,798
28,310	Semperit AG Holding	905,107
10,000	Voestalpine AG	774,069
20,000	Wiener Staedtische Allgemeine Versicherung AG	933,146

		5,065,516

	Belgium - 2.29%
9,000	Bekaert NV	758,538
20,440	Icos Vision Systems Corp. NV*	538,468
31,000	Option NV*	1,019,715

		2,316,721

	Denmark - 2.85%
11,000	Bang & Olufsen A/S, Class B	738,808
72,990	GN Store Nord A/S	840,399
16,000	ISS A/S*	1,303,513

		2,882,720

	Finland - 1.46%
60,000	Pohjola Group Plc, Class D	725,982
28,285	Wartsila Corp., Class B	749,914

		1,475,896

	France - 8.01%
27,730	bioMerieux*	1,230,378
810,000	Bull SA*	715,845
16,000	Carbone Lorraine SA*	906,633
9,000	Cegedim SA#	766,141
22,295	Cegid	999,658
80,000	Havas SA*	467,873
12,930	Seche Environnement	1,059,519
35,640	SR Teleperformance	1,036,628
20,000	Zodiac SA	930,287

		8,112,962

	Germany - 10.76%
21,450	AWD Holding AG	947,832
20,000	Bechtle AG	510,761
7,930	Bijou Brigitte Modische Accessoires AG#	1,288,171
25,000	CeWe Color Holding AG	958,489
15,000	Deutsche Euroshop AG	760,293
11,530	ElringKlinger AG	1,018,974
45,000	H&R Wasag AG#	766,726
41,000	IVG Immobilien AG	695,908
82,000	OHB Technology AG#*	910,116
4,030	Puma AG Rudolf Dassler Sport	1,011,533
8,500	Rational AG	953,355
20,000	Rheinmetall AG	1,065,710

		10,887,868

	Greece - 0.81%
45,000	Piraeus Bank SA	818,777

	Hong Kong - 6.81%
1,300,000	Citic International Financial Holdings, Ltd.	500,039
1,700,000	Far East Consortium International, Ltd.	724,735
700,000	Kowloon Development Co., Ltd.	803,267
1,000,000	Moulin International Holdings, Ltd.	718,004
1,000,000	Noble Group, Ltd.	879,160
175,000	Orient Overseas International, Ltd.	843,655
3,450,000	Peace Mark (Holdings), Ltd.	917,859
1,500,000	Silver Grant International Industries, Ltd.	697,169
480,000	YGM Trading, Ltd.	812,370

		6,896,258

	Indonesia - 0.67%
80,000,000	PT Bank Century Tbk#*	675,818

	Ireland - 3.23%
32,000	FBD Holdings Plc	885,839
100,000	Kingspan Group Plc	1,185,277
70,000	Paddy Power Plc	1,200,873

		3,271,989

See accompanying notes to schedule of portfolio investments

Forward International Small Companies Fund

Portfolio of Investments

March 31, 2005 (Unaudited)

		Value (Note 1)
COMMON AND PREFERRED STOCKS (continued)
Shares
	Italy - 4.62%
80,130	Bulgari SpA	$ 954,970
300,200	C.I.R. SpA	887,600
92,900	Credito Emiliano SpA	1,058,261
311,140	Hera SpA	876,476
152,152	Milano Assicurazioni SpA	894,790

		4,672,097

	Japan - 13.78%
83,000	Chiyoda Corp.	866,755
102,000	CKD Corp.	699,941
90,000	Daimei Telecom Engineering Corp.	711,833
135,000	Dowa Mining Co., Ltd.	912,509
22,000	F.C.C. Co., Ltd.	822,712
97,000	Hitachi Koki Co., Ltd.	879,647
290	Index Corp.	699,492
14,500	Japan Cash Machine Co., Ltd.	371,436
320	Kennedy-Wilson Japan	801,770
36,000	Kibun Food Chemifa Co., Ltd.	844,776
27,000	Kuroda Electric Co., Ltd.	633,582
120,000	Nabtesco Corp.	767,366
40,000	Nichiha Corp.	590,109
63,000	Nippon Seiki Co., Ltd.	775,696
12,000	Nishimatsuya Chain Co., Ltd.	342,173
88,000	Ryobi, Ltd.	401,484
17,000	Sysmex Corp.	971,081
135,000	Tokuyama Corp.	973,091
130,000	Tokyo Tatemono Co., Ltd.	882,359

		13,947,812

	Netherlands - 3.62%
15,000	Aalberts Industries NV	776,863
35,955	Axalto Holding NV*	1,191,584
20,330	Randstad Holding NV	907,325
44,010	Trader Classified Media NV, Class A*	637,751
4,552	Univar NV	150,739

		3,664,262

	Norway - 2.25%
30,000	Prosafe ASA	945,457
90,580	Storebrand ASA	824,836
40,000	Tandberg Television ASA*	503,610

		2,273,903

	Portugal - 0.82%
550,530	Sonae, SGPS, SA	829,973

	Singapore - 2.49%
800,000	Bio-Treat Technology, Ltd.	291,032
1,303,803	Parkway Holdings, Ltd.	1,288,544
800,000	SembCorp Marine, Ltd.	936,153

		2,515,729

	Spain - 1.63%
50,000	Enagas	764,192
43,800	Promotora de Informaciones SA	887,453

		1,651,645

	Sweden - 1.75%
60,000	Brostrom AB, Class B	1,013,744
90,000	Intrum Justitia AB*	753,919

		1,767,663

See accompanying notes to schedule of portfolio investments

Forward International Small Companies Fund

Portfolio of Investments

March 31, 2005 (Unaudited)

		Value (Note 1)
COMMON AND PREFERRED STOCKS (continued)
Shares
	Switzerland - 3.12%
45,000	Ascom Holding AG, Registered Shares*	$762,647
650	Geberit AG, Registered Shares	477,724
1,070	Hiestand Holding AG	788,203
3,000	Leica Geosystems AG*	843,191
4,700	Logitech International SA, Registered Shares*	286,874

		3,158,639

	United Kingdom - 14.00%
130,000	Admiral Group Plc*	857,316
66,000	AWG Plc	1,032,634
155,000	Balfour Beatty Plc	915,279
90,000	Britannic Group Plc	799,730
110,000	CSR Plc*	679,692
35,000	Forth Ports Plc	910,036
22,000	Inchcape Plc	823,945
1,370,000	iTouch Plc*	841,348
355,000	lastminute.com Plc*	778,141
170,000	London Merchant Securities Plc	661,741
47,000	National Express Group Plc	801,525
305,000	PD Ports Plc*	622,437
721,400	Regus Group Plc*	1,441,546
120,000	T&F Informa Plc	954,630
63,920	Taylor Woodrow Plc	369,598
280,000	Tullow Oil Plc	919,295
34,430	Wilson Bowden Plc	756,639

		14,165,532

	Total Common and Preferred Stocks (Cost $88,111,609)	98,543,170

Total Investments - 97.37% (Cost $88,111,609)		98,543,170

Net Other Assets and Liabilities - 2.63%		2,666,289

Net Assets - 100.00%		$101,209,459

Gross unrealized appreciation		$11,677,903
Gross unrealized depreciation		(1,246,342)

Net unrealized appreciation		$10,431,561

* Non-income producing security. ADR American Depositary Receipt # Illiquid securities. Information related to these securities is as follows:

Date of Purchase	Security	Cost	Market Value	% of TNA
07/28/2004	Bijou Brigitte Modische Accessoires AG	982,247	1,288,171	1.27%
07/06/2004	Cegedim SA	714,561	766,141	0.76%
01/06/2005	H&R Wasag AG	739,240	766,726	0.76%
11/19/2004	OHB Technology AG	757,370	910,116	0.90%
02/25/2005	PT Bank Century Tbk	907,358	675,818	0.67%

OTHER INFORMATION:

Industry Concentration as a Percentage of Net Assets (Unaudited):

% of Net Assets
Capital Goods	20.38%
Real Estate	7.38%
Consumer Durables & Apparel	6.46%
Health Care Equipment & Services	6.23%
Insurance	5.85%
Materials	5.75%
Commercial Services & Supplies	4.94%
Media	4.81%
Software & Services	4.59%
Transportation	4.14%
Utilities	3.85%
Energy	3.60%
Automobiles & Components	3.36%
Telecommunication Services	3.04%
Banks	3.02%
Technology Hardware & Equipment	2.72%
Diversified Financials	1.68%
Retailing	1.66%
Pharmaceuticals & Biotech	1.22%
Hotels, Restaurants & Leisure	1.19%
Food & Drug Retailing	0.83%
Semiconductor & Semi Equipment	0.67%
Net Other Assets and Liabilities	2.63%

TOTAL NET ASSETS	100.00%

See accompanying notes to schedule of portfolio investments

Forward Global Emerging Markets Fund

Portfolio of Investments

March 31, 2005 (Unaudited)

		Value (Note 1)
COMMON AND PREFERRED STOCKS - 93.59%
Shares
	Argentina - 0.52%
6,911	BBVA Banco Frances SA, ADR	$43,539
6,200	Telecom Argentina SA, ADR*	76,012

		119,551

	Brazil - 11.32%
3,400	All America Latina Logistica, 144A, GDR*	94,000
7,654	Banco Bradesco SA, Preference No Par*	221,976
2,100	Bradespar SA, Preference No Par*	80,256
45,309,000	Brasil Telecom SA, Preference No Par	184,917
5,200	Cia Brasileira de Petroleo Ipiranga, Preference No Par	53,790
3,400	Cia de Concessoes Rodoviarias	67,783
4,686,600	Cia Energetica de Minas Gerais, Preference	108,152
17,514	Cia Paranaense de Energia - Copel, Sponsored ADR, Preference No Par	81,966
7,287	Cia Vale do Rio Doce	232,987
3,300	CPFL Energia SA, ADR*	67,320
18,500	Klabin SA, Preference No Par 5.09%	30,828
18,184	Petroleo Brasileiro SA, ADR	699,538
6,077	Tele Centro Oeste Celular Participacoes SA, ADR	60,223
2,778	Tele Norte Leste Participacoes SA	53,178
3,317	Tele Norte Leste Participacoes SA, ADR	51,314
5,734	Telemar Norte Leste SA, Class A, Preference No Par	134,803
6,200	Tim Participacoes SA, ADR	93,062
5,418	Uniao de Bancos Brasileiros SA, GDR	186,271
4,200	Uniao de Bancos Brasileiros SA, Units	29,148
4,100	Usinas Siderurgicas de Minas Gerais SA, Preference No Par	88,369

		2,619,881

	China-3.69%
163,000	China Life Insurance Co., Ltd., Class H*	108,675
256,614	China Petroleum and Chemical Corp. (Sinopec), Class H	103,641
605,917	China Telecom Corp., Ltd., Class H	211,699
167,579	China Unicom, Ltd.	129,991
269,741	PetroChina Co., Ltd., Class H	167,736
188,992	Sinopec Shanghai Petrochemical Co., Ltd., Class H	76,935
304,718	Sinopec Yizheng Chemical Fibre Co., Ltd., Class H	55,869

		854,546

	Chile-0.38%
527,700	Enersis SA*	88,729

	Croatia - 0.18%
3,724	Pliva d.d., GDR, Registered Shares	41,969

	Czech Republic - 0.55%
3,373	Cesky Telecom AS	63,423
1,337	Komercni Banka AS, GDR	63,508

		126,931

	Egypt - 1.70%
9,714	Commercial International Bank	77,025
2,998	Egyptian Company for Mobile Services	90,456
2,200	Lecico Egypt SAE, GDR, Registered Shares*	40,920
5,784	Orascom Construction Industries	120,416
1,800	Orascom Telecom Holding SAE, GDR, Registered Shares*	63,504

		392,321

	Hong Kong-0.61%
110,500	China Resources Power Holdings Co., Ltd.	52,066
249,600	Denway Motors, Ltd.	88,007

		140,073

	Hungary - 0.77%
4,700	BorsodChem Rt.	64,179
840	Gedeon Richter Rt., GDR, Registered Shares	113,400

		177,579

	India - 5.17%
3,290	Hindalco Industries, Ltd., GDR, Registered Shares@	98,799
1,024	Infosys Technologies, Ltd., Sponsored ADR	75,500
2,499	ITC, Ltd., GDR, Registered Shares	75,045
13,245	Mahanagar Telephone Nigam, Ltd., ADR	83,973
5,756	Reliance Industries, Ltd., Sponsored GDR@	147,238
4,577	Satyam Computer Services, Ltd., ADR	106,919
12,376	State Bank of India, GDR	477,466
13,553	Tata Motors, Ltd., Sponsored ADR*	131,464

		1,196,404

See accompanying notes to schedule of portfolio investments

Forward Global Emerging Markets Fund

Portfolio of Investments

March 31, 2005 (Unaudited)

		Value (Note 1)
COMMON AND PREFERRED STOCKS (continued)
Shares
	Indonesia - 3.82%
123,254	PT Astra International Tbk	$136,660
681,915	PT Bank Mandiri	123,134
389,313	PT Bank Rakyat Indonesia	117,164
45,410	PT Gudang Garam Tbk	77,202
557,632	PT Indofood Sukses Makmur Tbk	68,306
306,551	PT Indosat Tbk	157,807
584,918	PT Lippo Bank Tbk*	48,795
100,906	PT Perusahaan Gas Negara	24,241
7,013	PT Telekomunikasi Indonesia, Sponsored ADR	131,424

		884,733

	Israel - 3.78%
54,431	Bank Hapoalim, Ltd.	183,268
32,500	Bank Leumi Le-Israel	91,015
7,109	Check Point Software Technologies, Ltd.*	154,550
16,400	Makhteshim-Agan Industries, Ltd.	91,667
11,400	Teva Pharmaceutical Industries, Ltd.	353,400

		873,900

	Malaysia - 2.67%
67,100	Berjaya Sports Toto Berhad	69,925
146,400	Commerce Asset-Holding Berhad	176,450
59,600	IJM Corp. Berhad	75,284
130,900	Lafarge Malayan Cement Berhad	25,146
6,470	Malaysian Pacific Industries Berhad	21,283
179,500	RHB Capital Berhad	108,644
18,200	Star Publications (Malaysia) Berhad	32,568
41,900	Telekom Malaysia Berhad	107,506

		616,806

	Mexico - 4.31%
16,527	Alfa SA, Series A	87,811
7,001	America Movil SA de CV, ADR, Series L	361,252
15,620	Consorcio ARA SA de CV*	51,729
33,523	Embotelladoras Arca SA, Nominative Shares	68,955
208,973	Empresas ICA Sociedad Controladora SA de CV*	80,363
18,400	Grupo Bimbo SA de CV, Series A	49,235
15,200	Grupo Mexico SA de CV, Series B*	79,864
1,733	Grupo Televisa SA, Sponsored ADR	101,900
3,393	Telefonos de Mexico SA de CV, Sponsored ADR, Series L	117,160

		998,269

	Philippines - 2.68%
88,612	ABS-CBN Broadcasting Corp., PDR	24,602
835,963	Ayala Land, Inc.	126,322
86,756	Bank of the Philippine Islands	80,553
3,732	Globe Telecom, Inc.	59,791
5,519	Philippine Long Distance Telephone Co.*	139,163
23,832	San Miguel Corp., Class B	35,362
16,480	SM Investments Corp.*	68,408
602,591	SM Prime Holdings, Inc.	85,572

		619,773

	Poland - 1.18%
5,300	KGHM Polska Miedz SA, GDR*	104,569
3,600	Polski Koncern Naftowy Orlen SA, GDR	105,120
9,211	Telekomunikacja Polska SA, GDR	62,174

		271,863

	Russia - 2.03%
4,300	AFK Sistema, Sponsored GDR, Registered Shares*	69,789
3,430	AO VimpelCom, Sponsored ADR*	118,061
1,299	Lukoil, Sponsored ADR	176,014
2,981	OAO Gazprom, Sponsored ADR, Registered Shares	100,460
2,100	Yukos, ADR*	4,746

		469,070

	Slovakia - 0.00%#
525	Chirana Prema AS*	0

	South Africa - 8.35%
6,500	ABSA Group, Ltd.	78,746
1,610	Anglo American Platinum Corp., Ltd.	60,532
2,808	Anglo American Plc	66,413
12,960	Barloworld, Ltd.	208,233
53,783	FirstRand, Ltd.	115,192
6,700	Harmony Gold Mining Co., Ltd.	53,503
1,505	Impala Platinum Holdings, Ltd.	126,953
11,175	Kumba Resources, Ltd.	121,198
5,000	Liberty Group, Ltd.	52,082
4,217	Mittal Steel South Africa, Ltd.	43,025
16,500	Murray & Roberts Holdings, Ltd.	36,108
13,796	Nedcor, Ltd.	166,693
3,656	SABMiller Plc	57,568
68,750	Sanlam, Ltd.	134,103
13,560	Sappi, Ltd.	166,456
3,700	Spar Group, Ltd.*	14,268
34,324	Standard Bank Group, Ltd.	346,782
5,300	Tiger Brands, Ltd.	84,220

		1,932,075

See accompanying notes to schedule of portfolio investments

Forward Global Emerging Markets Fund

Portfolio of Investments

March 31, 2005 (Unaudited)

		Value (Note 1)
COMMON AND PREFERRED STOCKS (continued)
Shares
	South Korea - 17.93%
8,260	Daewoo Engineering & Construction Co., Ltd.*	$56,124
4,000	Daewoo Shipbuilding & Marine Engineering Co., Ltd.	75,234
12,060	Hana Bank	332,526
14,670	Hanarotelecom, Inc.*	41,388
11,040	Hankook Tire Co., Ltd.	123,391
1,680	Hyundai Department Store Co., Ltd.	71,882
9,120	Hyundai Development Co.	166,145
4,740	Hyundai Merchant Marine Co., Ltd.*	82,151
1,900	Hyundai Mobis	123,860
1,560	Hyundai Motor Co.	84,490
17,120	Kia Motors Corp.	236,022
4,600	Kookmin Bank	205,426
2,900	Korea Electric Power Corp.	74,535
3,150	Korean Air Lines Co., Ltd.*	61,418
9,422	LG Corp.	226,388
2,680	LG Electronics, Inc.	179,722
3,190	LG Household & Health Care, Ltd.	103,977
900	NCsoft Corp.*	69,129
2,559	Posco, ADR	126,312
16,340	Samsung Corp.	222,050
1,935	Samsung Electronics Co., Ltd.	956,544
2,930	Samsung Fire & Marine Insurance Co., Ltd.	221,878
9,780	Samsung Heavy Industries Co., Ltd.	88,603
490	Samsung SDI Co., Ltd.	50,423
750	Shinhan Financial Group Co., Ltd.	20,089
180	Shinsegae Co., Ltd.	55,569
13,060	Ssangyong Motor Co.*	93,754

		4,149,030

	Taiwan - 12.87%
54,726	Acer, Inc.	85,982
60,939	Asustek Computer, Inc.	168,276
118,000	AU Optronics Corp.	172,659
86,000	Benq Corp.	88,850
23,000	Cathay Financial Holding Co., Ltd.	43,655
11,443	Cathay Financial Holding Co., Ltd., GDR, Registered Shares	215,128
92,000	China Steel Corp.	102,641
113,583	Chinatrust Financial Holding Co., Ltd.	128,162
7,261	Chunghwa Telecom Co., Ltd., ADR	153,861
144,000	Compal Electronics, Inc.	131,404
2,439	Evergreen Marine Corp.	2,392
162,550	Far Eastern Textile, Ltd.	106,798
141,000	First Financial Holding Co., Ltd.*	114,792
6,826	First Financial Holding Co., Ltd., GDR, Registered Shares*	111,127
168,772	Fubon Financial Holding Co., Ltd.	159,901
21,866	Hon Hai Precision Industry Co., Ltd.	97,164
87,100	Nan Ya Plastics Corp.	128,828
47,607	Quanta Computer, Inc.	79,934
123,700	Siliconware Precision Industries Co.	107,383
126,000	Taiwan Cellular Corp.	127,976
260,551	Taiwan Semiconductor Manufacturing Co., Ltd.	425,899
99,839	United Microelectronics Corp.*	60,367
200,000	Winbond Electronics Corp.*	69,511
129,804	Yuanta Core Pacific Securities Co.	94,966

		2,977,656

	Thailand - 5.28%
105,564	Bangkok Bank Public Co., Ltd.(F)	302,259
288,019	Bank of Ayudhya Public Co., Ltd.(F)*	87,622
27,065	Banpu Public Co., Ltd.(F)	112,090
103,466	BEC World Public Co., Ltd.(F)	38,883
153,654	Kasikornbank Public Co., Ltd.(F)*	229,798
151,163	National Finance Public Co., Ltd.(F)	57,967
216,444	Sansiri Public Co., Ltd.(F)	17,707
101,800	Shin Corporation Public Co., Ltd.(F)	102,149
20,300	Siam Cement Public Co., Ltd.(F)	137,008
106,300	Siam Commercial Bank Public Co., Ltd.(F)	137,237

		1,222,720

See accompanying notes to schedule of portfolio investments

Forward Global Emerging Markets Fund

Portfolio of Investments

March 31, 2005 (Unaudited)

		Value (Note 1)
COMMON AND PREFERRED STOCKS (continued)
Shares
	Turkey - 3.80%
9,071	Akbank TAS	$43,995
12,290	Akcansa Cimento AS	44,592
11,923	Arcelik AS	68,863
38,768	Eregli Demir ve Celik Fabrikalari	185,156
13,267	Haci Omer Sabanci Holding AS	45,975
32,311	Koc Holding AS	141,159
6,153	Koc Holding AS - New Shares*	25,968
22,117	Turk Sise ve Cam Fabrikalari AS	55,354
8,219	Turkcell Iletisim Hizmetleri AS	56,295
23,260	Turkiye Garanti Bankasi AS*	88,183
21,282	Turkiye Is Bankasi, Class C	122,917

		878,457

	Total Common and Preferred Stocks (Cost $17,272,835)	21,652,336

RIGHTS AND WARRANTS - 0.00%

	Thailand - 0.00%
47,704	Telecomasia Rights, expiration 12/31/08*	0

	Total Rights and Warrants (Cost $0)	0

Total Investments - 93.59% (Cost $17,272,835)		21,652,336

Net Other Assets and Liabilities - 6.41%		1,483,047

Net Assets - 100.00%		$23,135,383

Gross unrealized appreciation		$4,840,188
Gross unrealized depreciation		(460,687)

Net unrealized appreciation		$4,379,501

*	Non-income producing security.
#	Amount represents less than 0.01%.
@	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as ammended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2005 these securities amounted to $246,037 or 1.06% of total net assets.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
PDR	Philipine Depositary Receipt
(F)	Foreign Shares

OTHER INFORMATION:

Industry Concentration as a Percentage of Net Assets (Unaudited):

% of Net Assets
Banks	20.14%
Telecommunication Services	13.41%
Materials	10.48%
Capital Goods	7.60%
Semiconductor & Semi Equipment	7.09%
Energy	6.73%
Automobiles & Components	4.64%
Technology Hardware & Equipment	3.78%
Insurance	3.35%
Food, Beverage & Tobacco	2.23%
Pharmaceuticals & Biotech	2.20%
Diversified Financials	2.19%
Utilities	2.15%
Software & Services	1.76%
Consumer Durables & Apparel	1.54%
Transportation	1.33%
Real Estate	0.99%
Media	0.86%
Household & Personal Products	0.45%
Retailing	0.31%
Hotels, Restaurants & Leisure	0.30%
Food & Drug Retailing	0.06%
Net Other Assets and Liabilities	6.41%

TOTAL NET ASSETS	100.00%

See accompanying notes to schedule of portfolio investments

Sierra Club Stock Fund

Portfolio of Investments

March 31, 2005 (Unaudited)

		Value (Note 1)
COMMON STOCKS - 95.98%

Shares
	Biotechnology - 3.08%
5,500	Amgen, Inc.*	$320,155
5,000	Celgene Corp.*	170,250
6,400	Gilead Sciences, Inc.*	229,120

		719,525

	Capital Markets - 2.14%
3,294	Bear Stearns Cos., Inc.	329,071
6,000	Mellon Financial Corp.	171,240

		500,311

	Commercial Banks - 3.24%
8,600	Bank of America Corp.	379,260
3,875	International Bancshares Corp.	134,346
7,500	KeyCorp.	243,375

		756,981

	Commercial Services & Supplies - 5.13%
2,700	Apollo Group, Inc., Class A*	199,962
10,800	Copart, Inc.*	254,448
3,400	Corporate Executive Board Co.	217,430
1,100	Deluxe Corp.	43,846
7,300	Equifax, Inc.	224,037
9,600	Robert Half International, Inc.	258,816

		1,198,539

	Communications Equipment - 1.47%
43,000	3Com Corp.*	153,080
5,200	Qualcomm, Inc.	190,580

		343,660

	Computers & Peripherals - 7.52%
14,100	Apple Computer, Inc.*	587,547
10,600	Dell, Inc.*	407,252
17,400	Hewlett-Packard Co.	381,756
13,700	Network Appliance, Inc.*	378,942

		1,755,497

	Consumer Finance - 3.03%
13,600	AmeriCredit Corp.*	318,784
2,900	Capital One Financial Corp.	216,833
4,000	WFS Financial, Inc.*	172,600

		708,217

	Diversified Telecommunications - 2.36%
4,300	Alltel Corp.	235,855
9,600	CenturyTel, Inc.	315,264

		551,119

	Electronic Equipment & Instruments - 0.84%
8,000	Tektronix, Inc.	196,240

	Food & Staples Retailing - 4.57%
2,500	Costco Wholesale Corp.	110,450
26,600	Kroger Co.*	426,398
6,200	Walgreen Co.	275,404
2,500	Whole Foods Market, Inc.	255,325

		1,067,577

	Food Products - 8.47%
12,900	Hershey Foods Corp.	779,934
21,100	McCormick & Co., Inc.	726,473
7,200	Wm. Wrigley Jr. Co.	472,104

		1,978,511

	Health Care Equipment & Supplies - 4.55%
11,000	Applera Corp. - Applied Biosystems Group	217,140
2,500	Baxter International, Inc.	84,950
400	Becton, Dickinson & Co.	23,368
3,600	Biomet, Inc.	130,680
3,550	Stryker Corp.	158,366
9,000	Varian Medical Systems, Inc.*	308,520
1,800	Zimmer Holdings, Inc.*	140,058

		1,063,082

See accompanying notes to schedule of portfolio investments

Sierra Club Stock Fund

Portfolio of Investments

March 31, 2005 (Unaudited)

		Value (Note 1)
COMMON STOCKS (continued)
Shares
	Health Care Providers & Services - 4.30%
2,300	Cardinal Health, Inc.	$128,340
9,900	Humana, Inc.*	316,206
6,800	PacifiCare Health Systems, Inc.*	387,056
1,800	UnitedHealth Group, Inc.	171,684

		1,003,286

	Hotels Restaurants & Leisure - 3.25%
9,000	Starbucks Corp.*	464,940
4,900	Starwood Hotels & Resorts Worldwide, Inc.	294,147

		759,087

	Information Technology Services - 2.76%
2,700	Affiliated Computer Services, Inc., Class A*	143,748
6,000	CheckFree Corp.*	244,560
1,800	First Data Corp.	70,758
8,500	Sabre Holdings Corp., Class A	185,980

		645,046

	Insurance - 3.51%
2,000	Aflac, Inc.	74,520
2,300	Jefferson-Pilot Corp.	112,815
3,800	MBIA, Inc.	198,664
8,900	Safeco Corp.	433,519

		819,518

	Internet & Catalog Retail - 0.86%
5,400	eBay, Inc.*	201,204

	Internet Software & Services - 1.06%
11,000	McAfee, Inc.*	248,160

	Media - 4.76%
13,400	Comcast Corp., Class A*	452,652
2,000	McGraw-Hill Cos., Inc.	174,500
2,600	Omnicom Group, Inc.	230,152
2,600	Pixar*	253,630

		1,110,934

	Multiline Retail - 0.72%
7,700	Dollar General Corp.	168,707

	Personal Products - 1.18%
6,100	Estee Lauder Cos., Inc., Class A	274,378

	Pharmaceuticals - 1.52%
4,750	Mylan Laboratories, Inc.	84,170
8,800	Watson Pharmaceuticals, Inc.*	270,424

		354,594

	Semiconductors & Semiconductor Equipment - 1.97%
49,500	LSI Logic Corp.*	276,705
6,850	Novellus Systems, Inc.*	183,100

		459,805

	Software - 8.88%
18,000	Activision, Inc.*	266,400
10,100	Autodesk, Inc.	300,576
18,300	Cadence Design Systems, Inc.*	273,585
27,500	Compuware Corp.*	198,000
6,600	Fair Isaac Corp.	227,304
2,600	Intuit, Inc.*	113,802
4,800	Mercury Interactive Corp.*	227,424
14,600	Microsoft Corp.	352,882
15,400	TIBCO Software, Inc.*	114,730

		2,074,703

	Specialty Retail - 3.57%
16,300	American Eagle Outfitters, Inc.	481,665
5,400	Bed Bath & Beyond, Inc.*	197,316
2,700	Lowe’s Cos., Inc.	154,143

		833,124

	Thrifts & Mortgage Finance - 8.42%
6,850	Astoria Financial Corp.	173,305
4,398	Countrywide Financial Corp.	142,759
4,700	Doral Financial Corp.	102,883
1,894	Fannie Mae	103,128
3,100	Freddie Mac	195,920
10,500	Fremont General Corp.	230,895
5,900	IndyMac Bancorp, Inc.	200,600
6,100	MGIC Investment Corp.	376,187
5,200	New Century Financial Corp.	243,464
6,300	R&G Financial Corp., Class B	196,371

		1,965,512

	Trading Companies & Distributors - 2.82%
6,400	Fastenal Co.	353,984
4,900	W.W. Grainger, Inc.	305,123

		659,107

	Total Common Stocks (Cost $20,779,822)	22,416,424

Total Investments - 95.98% (Cost $20,779,822)		22,416,424

Net Other Assets and Liabilities - 4.02%		938,282

Net Assets - 100.00%		$23,354,706

Gross unrealized appreciation		$2,334,058
Gross unrealized depreciation		(697,456)

Net unrealized appreciation		$1,636,602

*	Non-income producing security.

See accompanying notes to schedule of portfolio investments

Sierra Club Balanced Fund

Portfolio of Investments

March 31, 2005 (Unaudited)

		Value (Note 1)
COMMON STOCKS - 61.38%
Shares
	Biotechnology - 2.98%
2,900	Amgen, Inc.*	$168,809
4,550	Celgene Corp.*	154,928
7,800	Cephalon, Inc.*	365,274
4,800	Gilead Sciences, Inc.*	171,840

		860,851

	Capital Markets - 1.24%
3,300	Bear Stearns Cos., Inc.	329,670
1,000	Mellon Financial Corp.	28,540

		358,210

	Commercial Banks - 1.29%
2,800	Bank of America Corp.	123,480
2,800	International Bancshares Corp.	97,076
4,700	KeyCorp.	152,515

		373,071

	Commercial Services & Supplies - 3.59%
1,850	Apollo Group, Inc., Class A*	137,011
7,500	Copart, Inc.*	176,700
3,000	Corporate Executive Board Co.	191,850
5,100	Deluxe Corp.	203,286
6,000	Equifax, Inc.	184,140
5,300	Robert Half International, Inc.	142,888

		1,035,875

	Communications Equipment - 1.12%
34,000	3Com Corp.*	121,040
5,500	Qualcomm, Inc.	201,575

		322,615

	Computers & Peripherals - 5.73%
9,400	Apple Computer, Inc.*	391,698
12,600	Dell, Inc.*	484,092
14,200	Hewlett-Packard Co.	311,548
12,000	Network Appliance, Inc.*	331,920
4,300	Storage Technology Corp.*	132,440

		1,651,698

	Consumer Finance - 1.86%
9,900	AmeriCredit Corp.*	232,056
1,200	Capital One Financial Corp.	89,724
5,000	WFS Financial, Inc.*	215,750

		537,530

	Diversified Telecommunications - 1.36%
3,100	Alltel Corp.	170,035
6,800	CenturyTel, Inc.	223,312

		393,347

	Electronic Equipment & Instruments - 0.61%
7,200	Tektronix, Inc.	176,616

	Food & Staples Retailing - 2.14%
16,200	Kroger Co.*	259,686
2,100	Walgreen Co.	93,282
2,600	Whole Foods Market, Inc.	265,538

		618,506

	Food Products - 4.17%
8,500	Hershey Foods Corp.	513,910
15,100	McCormick & Co., Inc.	519,893
2,600	Wm. Wrigley Jr. Co.	170,482

		1,204,285

	Health Care Equipment & Supplies - 2.77%
1,900	Baxter International, Inc.	64,562
400	Becton, Dickinson & Co.	23,368
2,000	Biomet, Inc.	72,600
4,800	Stryker Corp.	214,128
8,500	Varian Medical Systems, Inc.*	291,380
1,700	Zimmer Holdings, Inc.*	132,277

		798,315

See accompanying notes to schedule of portfolio investments

Sierra Club Balanced Fund

Portfolio of Investments

March 31, 2005 (Unaudited)

		(Note 1) Value
COMMON STOCKS (continued)
Shares
	Health Care Providers & Services - 2.10%
1,500	Cardinal Health, Inc.	$83,700
5,000	Humana, Inc.*	159,700
5,000	PacifiCare Health Systems, Inc.*	284,600
800	UnitedHealth Group, Inc.	76,304

		604,304

	Hotels Restaurants & Leisure - 2.56%
8,625	Starbucks Corp.*	445,568
4,900	Starwood Hotels & Resorts Worldwide, Inc.	294,147

		739,715

	Information Technology Services - 1.79%
2,050	Affiliated Computer Services, Inc., Class A*	109,142
5,600	CheckFree Corp.*	228,256
1,300	First Data Corp.	51,103
5,900	Sabre Holdings Corp., Class A	129,092

		517,593

	Insurance - 1.90%
1,400	Aflac, Inc.	52,164
1,600	Jefferson-Pilot Corp.	78,480
3,800	MBIA, Inc.	198,664
4,500	Safeco Corp.	219,195

		548,503

	Internet & Catalog Retail - 0.93%
7,200	eBay, Inc.*	268,272

	Internet Software & Services - 0.52%
6,600	McAfee, Inc.*	148,896

	Media - 2.47%
7,500	Comcast Corp., Class A*	253,350
1,400	McGraw-Hill Cos., Inc.	122,150
3,450	Pixar*	336,547

		712,047

	Personal Products - 0.78%
5,000	Estee Lauder Cos., Inc., Class A	224,900

	Pharmaceuticals - 1.58%
11,850	Mylan Laboratories, Inc.	209,982
8,000	Watson Pharmaceuticals, Inc.*	245,840

		455,822

	Semiconductors & Semiconductor Equipment - 2.29%
51,500	LSI Logic Corp.*	287,885
6,050	Novellus Systems, Inc.*	161,716
14,000	Rambus, Inc.*	210,980

		660,581

	Software - 4.71%
9,173	Activision, Inc.*	135,760
7,000	Autodesk, Inc.	208,320
7,200	Borland Software Corp.*	58,464
16,300	Cadence Design Systems, Inc.*	243,685
21,000	Compuware Corp.*	151,200
2,500	Intuit, Inc.*	109,425
3,500	Microsoft Corp.	84,595
49,400	TIBCO Software, Inc.*	368,030

		1,359,479

	Specialty Retail - 2.17%
11,000	American Eagle Outfitters, Inc.	325,050
5,250	Bed Bath & Beyond, Inc.*	191,835
1,900	Lowe’s Cos., Inc.	108,471

		625,356

	Thrifts & Mortgage Finance - 6.78%
7,050	Astoria Financial Corp.	178,365
7,200	Countrywide Financial Corp.	233,712
4,950	Doral Financial Corp.	108,355
1,800	Fannie Mae	98,010
3,000	Freddie Mac	189,600
12,200	Fremont General Corp.	268,278
8,500	IndyMac Bancorp, Inc.	289,000
5,700	MGIC Investment Corp.	351,519
4,000	New Century Financial Corp.	187,280
1,700	R&G Financial Corp., Class B	52,989

		1,957,108

	Trading Companies & Distributors - 1.94%
5,950	Fastenal Co.	329,095
3,700	W.W. Grainger, Inc.	230,399

		559,494

	Total Common Stocks (Cost $15,700,374)	17,712,989

See accompanying notes to schedule of portfolio investments

Sierra Club Balanced Fund

Portfolio of Investments

March 31, 2005 (Unaudited)

		Value (Note 1)
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 22.53%
Par Value
	Federal Farm Credit Bank - 2.28%
$150,000	2.250%, due 09/01/06	$146,714
200,000	4.000%, due 12/30/09	195,882
75,000	3.680%, due 03/24/10	72,212
250,000	3.875%, due 05/07/10	242,553

		657,361

	Federal Home Loan Bank - 5.45%
280,000	3.000%, due 08/15/05	279,983
225,000	3.500%, due 11/15/07	221,394
225,000	3.375%, due 02/15/08	220,135
200,000	4.250%, due 11/13/09	198,734
200,000	3.750%, due 04/01/10	193,739
250,000	3.375%, due 05/14/10	237,555
225,000	4.320%, due 08/19/10	221,409

		1,572,949

	Federal Home Loan Mortgage Corp. - 7.29%
210,000	2.875%, due 09/15/05	209,707
665,000	5.250%, due 01/15/06	673,543
245,000	2.375%, due 04/15/06	241,710
960,000	5.500%, due 07/15/06	980,538

		2,105,498

	Federal National Mortgage Corp. - 7.51%
1,520,000	5.500%, due 02/15/06	1,544,014
430,000	2.125%, due 04/15/06	423,215
200,000	4.663%, due 02/17/09	200,060

		2,167,289

	Total U.S. Government and Agency Obligations (Cost $6,615,678)	6,503,097

CORPORATE NOTES AND BONDS - 14.21%

	Finance - 10.11%
	Bank of America Corp.
50,000	7.500%, due 09/15/06	52,510
100,000	7.125%, due 03/01/09	108,945
	Bear Stearns Cos., Inc.
200,000	3.000%, due 03/30/06	198,181
	Capital One Bank
150,000	6.875%, due 02/01/06	153,600
	Countrywide Home Loan
100,000	5.625%, due 05/15/07	102,486
200,000	4.000%, due 03/22/11	189,601
	Golden West Financial
200,000	4.125%, due 08/15/07	199,759
	Key Bank NA
150,000	7.000%, due 02/01/11	166,730
	Mellon Financial Corp.
150,000	6.375%, due 02/15/10	159,189
	National City Corp.
150,000	5.750%, due 02/01/09	156,117
	Northern Trust Co.
100,000	7.100%, due 08/01/09	109,096
	SLM Corp.
225,000	3.625%, due 03/17/08	220,037
	Suntrust Bank
150,000	6.375%, due 04/01/11	164,080
	U.S. Bancorp
200,000	3.125%, due 03/15/08	193,358
	Wachovia Corp.
200,000	4.850%, due 07/30/07	203,537
	Wells Fargo & Co.
176,000	6.125%, due 02/15/06	179,134
210,000	6.875%, due 04/01/06	215,479
150,000	3.500%, due 04/04/08	146,144

		2,917,983

See accompanying notes to schedule of portfolio investments

Sierra Club Balanced Fund

Portfolio of Investments

March 31, 2005 (Unaudited)

		Value (Note 1)
CORPORATE NOTES AND BONDS (Continued)
Par Value
	Health Care - 0.91%
	Becton Dickinson & Co.
$145,000	7.150%, due 10/01/09	$159,626
	UnitedHealth Goup, Inc.
100,000	5.200%, due 01/17/07	101,779

		261,405

	Retail - 0.97%
	Costco Wholesale Corp.
100,000	5.500%, due 03/15/07	102,606
	Lowe’s Cos., Inc.
175,000	6.375%, due 12/15/05	177,859

		280,465

	Technology - 2.22%
	Dell, Inc.
125,000	6.550%, due 04/15/08	132,736
	First Data Corp.
50,000	4.700%, due 11/01/06	50,454
100,000	5.625%, due 11/01/11	104,846
	Hewlett-Packard Co.
50,000	5.750%, due 12/15/06	51,291
100,000	3.625%, due 03/15/08	98,114
	Texas Instruments, Inc.
200,000	6.125%, due 02/01/06	203,226

		640,667

	Total Corporate Notes and Bonds (Cost $4,191,942)	4,100,520

	Total Investments - 98.12% (Cost $26,507,994)	28,316,606

Net Other Assets and Liabilities - 1.88%		543,692

Net Assets - 100.00%		$28,860,298

Gross unrealized appreciation		$2,716,005
Gross unrealized depreciation		(907,393)

Net unrealized appreciation		$1,808,612

*	Non-income producing security.

See accompanying notes to schedule of portfolio investments

Forward Funds

Notes to Schedule of Portfolio Investments

March 31, 2005

(Unaudited)

1. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds:

Security Valuation:

Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the mean of the closing bid and ask price. Portfolio securities which are primarily traded on foreign securities exchanges are valued at the last quoted sale price of such securities on their respective exchanges. Investments in short-term obligations that mature in 60 days or less are valued at amortized cost, which approximates fair value. All other securities and other assets are carried at their fair value as determined in good faith by or under the direction of the Board of Directors. The Funds generally value their holdings, including fixed income securities, through the use of independent pricing agents, except for securities for which a ready market does not exist, which are valued under the direction of the Board of Directors or by the Sub-Advisors using methodologies approved by the Board of Directors. The valuation methodologies include, but are not limited to, the analysis of: the effect of any restrictions on the sale of the security, product development and trends of the security’s issuer, changes in the industry and other competing companies, significant changes in the issuer’s financial position, and any other event that could have a significant impact on the value of the security.

Securities Transactions and Investment Income:

Securities transactions are accounted for on a trade date basis. Net realized gains or losses on sales of securities are determined by the identified cost method. Interest income, adjusted for accretion of discounts and amortization of premiums, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as a Fund is informed of such dividends in the exercise of reasonable diligence.

Foreign Currency Translation: The books and records of the Funds are maintained in U.S. dollars. Investment valuations and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investments and income and expenses are converted into U.S. dollars based upon exchange rates prevailing on the respective dates of such transactions. The portion of unrealized gains or losses on investments due to fluctuations in foreign currency exchange rates is not separately disclosed.

Forward Funds

Notes to Schedule of Portfolio Investments

March 31, 2005

(Unaudited)

Cash and Cash Equivalents:

The Funds have defined cash and cash equivalents as cash in interest bearing accounts and non-interest bearing accounts.

Use of Estimates:

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

2. TAX BASIS INFORMATION

Capital Loss Carryforwards:

At December 31, 2004 the following Funds had available for Federal income tax purposes unused capital losses as follows:

Fund	Expiring in 2005	Expiring in 2006	Expiring in 2007	Expiring in 2008	Expiring in 2009	Expiring in 2010	Expiring in 2011
Forward Hansberger International Growth Fund	—	—	—	$221,235	$2,884,919	$2,932,364	$856,355
Forward Global Emerging Markets Fund	$1,030,873	—	—	6,071,022	2,015,691	—	—

The Sierra Club Stock Fund had a net capital loss carryforward for Federal income tax purposes at December 31, 2004 of $126,756. The capital loss carryforward is available to reduce future distributions of net capital gains to shareholders through 2009. Due to limitation issues under Section 382 of the Internal Revenue Code, the Fund may only utilize $25,351 in a given year.

Post-October Loss:

Under the current tax law, capital and currency losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the fiscal year ended December 31, 2004, the Funds elected to defer capital losses and currency losses occurring between November 1, 2004 and December 31, 2004 as follows:

Fund	F/X Loss
Forward Uniplan Real Estate Investment Fund	$88
Forward Hansberger International Growth Fund	1,821

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Forward Funds, Inc.

By (Signature and Title)*	/s/ J. Alan Reid
J. Alan Reid, Jr., President & Director

Date May 23, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ J. Alan Reid
J. Alan Reid, Jr., President & Director

Date May 23, 2005

By (Signature and Title)*	/s/ Jeremy W. Deems
Jeremy W. Deems, Treasurer

Date May 23, 2005

*	Print the name and title of each signing officer under his or her signature.